Convertible Debt (Details) - Schedule of Convertible Loan - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Loan [Abstract]
Balance, beginning	$ 43,057	$ 45,666
Effects of currency translation	1,253	(2,609)
Balance, ending	$ 44,310	$ 43,057